Appendix 2.2 Additional Information No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Statement of Financial Position (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	$ 56,440,088	$ 57,976,125
Trade and other receivables, current	688,185,127	554,886,639
Trade and other receivables, Non-current	515,786,340	445,016,566
Current accounts payable to related parties	1,004,597,958	130,053,962
Trade and other payables, current	978,324,487	627,958,022
Trade and other payables non-current	179,397,412	117,210,059
Estimated Sales and Purchases of Energy and Capacity [Member] | Energy and Capacity [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	302,100,766	229,499,918
Trade and other receivables, Non-current	389,606,316	396,509,053
Total Estimated Assets	691,707,082	626,008,971
Trade and other payables, current	106,108,407	68,569,674
Trade and other payables non-current	157,402,765	121,315,888
Total Estimated Liabilities	263,511,172	189,885,562
Estimated Sales and Purchases of Energy and Capacity [Member] | Energy and Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other receivables, current	11,112,332	33,270,963
Total Estimated Assets	11,112,332	33,270,963
Trade and other payables, current	5,855,074	13,216,339
Total Estimated Liabilities	$ 5,855,074	$ 13,216,339